INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2010
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories at December 31 In millions	2010	2009
Finished goods	$4,289	$3,887
Work in process	1,498	1,593
Raw materials	644	671
Supplies	656	696
Total inventories	$7,087	$6,847